Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Instruments by Category
The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows:

2019	Financial assets at fair value through profit or loss RMB million	Financial assets at fair value through other comprehensive income RMB million	Financial assets at amortized cost RMB million	Derivatives designated as hedging instruments RMB million	Total RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	—	1,274	—	—	1,274
Derivative financial instruments	—	—	—	70	70
Financial assets included in other non-current assets	—	—	180	—	180
Trade and notes receivables	—	—	1,717	—	1,717
Financial asset at fair value through profit or loss	121	—	—	—	121
Financial assets included in prepayments and other receivables	—	—	11,711	—	11,711
Restricted bank deposits and short-term bank deposits	—	—	6	—	6
Cash and cash equivalents	—	—	1,350	—	1,350

Total	121	1,274	14,964	70	16,429

	Financial liabilities at amortized cost RMB million	Derivatives designated as hedging instruments RMB million	Total RMB million
Financial liabilities
Trade and bills payables	3,877	—	3,877
Financial liabilities included in other payables and accruals	22,602	—	22,602
Lease liabilities	110,275	—	110,275
Borrowings	51,837	—	51,837
Derivative financial instruments	—	23	23

Total	188,591	23	188,614

2018	Financial assets at fair value through profit or loss RMB million	Financial assets at fair value through other comprehensive income RMB million	Financial assets at amortized cost RMB million	Derivatives designated as hedging instruments RMB million	Total RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	—	1,247	—	—	1,247
Derivative financial instruments	—	—	—	223	223
Financial assets included in other non-current assets	—	—	190	—	190
Trade and notes receivables	—	—	1,436	—	1,436
Financial asset at fair value through profit or loss	96	—		—	96
Financial assets included in prepayments and other receivables	—	—	2,825	—	2,825
Restricted bank deposits and short-term bank deposits	—	—	16	—	16
Cash and cash equivalents	—	—	646	—	646

Total	96	1,247	5,113	223	6,679

	Financial liabilities at amortized cost RMB million	Derivatives designated as hedging instruments RMB million	Total RMB million
Financial liabilities
Trade and bills payables	4,040	—	4,040
Financial liabilities included in other payables and accruals	21,143	—	21,143
Obligations under finance leases	77,427	—	77,427
Borrowings	55,126	—	55,126
Derivative financial instruments	—	29	29

Total	157,736	29	157,765